PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 97.4%
Common Stocks
Aerospace & Defense 4.4%
Airbus SE (France), ADR	35,954	$1,475,552
General Electric Co.	12,710	2,056,732
		3,532,284
Banks 6.6%
Bank of America Corp.	23,178	857,818
Citigroup, Inc.	17,318	1,062,113
JPMorgan Chase & Co.	12,405	2,378,535
PNC Financial Services Group, Inc. (The)	6,366	975,653
		5,274,119
Beverages 0.7%
PepsiCo, Inc.	3,100	545,321
Biotechnology 3.6%
AbbVie, Inc.	17,682	2,875,800
Building Products 0.6%
Johnson Controls International PLC	6,822	443,908
Capital Markets 3.6%
Goldman Sachs Group, Inc. (The)	2,582	1,101,765
Moody’s Corp.	4,723	1,749,069
		2,850,834
Chemicals 2.6%
Linde PLC	4,784	2,109,553
Communications Equipment 1.2%
Cisco Systems, Inc.	19,661	923,674
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	23,761	1,410,215
Diversified Consumer Services 1.4%
Service Corp. International	15,750	1,129,432

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.9%
AT&T, Inc.	116,585	$1,969,121
Verizon Communications, Inc.	9,660	381,473
		2,350,594
Electric Utilities 4.9%
Constellation Energy Corp.	17,553	3,263,805
NextEra Energy, Inc.	10,138	678,942
		3,942,747
Electrical Equipment 4.4%
Eaton Corp. PLC	9,633	3,065,798
GE Vernova, Inc.*	3,176	488,183
		3,553,981
Financial Services 2.5%
Mastercard, Inc. (Class A Stock)	4,442	2,004,230
Food Products 1.8%
Hershey Co. (The)	2,730	529,402
Lamb Weston Holdings, Inc.	11,041	920,157
		1,449,559
Ground Transportation 2.7%
TFI International, Inc. (Canada)	8,993	1,171,698
Union Pacific Corp.	4,234	1,004,135
		2,175,833
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	4,754	503,781
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc.	1,196	578,505
Hotels, Restaurants & Leisure 3.7%
Marriott International, Inc. (Class A Stock)	5,682	1,341,690
McDonald’s Corp.	5,922	1,616,943
		2,958,633

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 1.0%
Vistra Corp.	10,059	$762,875
Insurance 3.1%
Chubb Ltd.	4,485	1,115,150
Marsh & McLennan Cos., Inc.	7,037	1,403,389
		2,518,539
IT Services 2.2%
International Business Machines Corp.	10,368	1,723,162
Machinery 4.5%
Caterpillar, Inc.	2,067	691,556
Parker-Hannifin Corp.	5,329	2,903,826
		3,595,382
Multi-Utilities 3.1%
CenterPoint Energy, Inc.	43,688	1,273,068
NiSource, Inc.	41,919	1,167,864
		2,440,932
Office REITs 1.2%
Alexandria Real Estate Equities, Inc.	8,467	981,071
Oil, Gas & Consumable Fuels 4.8%
Cheniere Energy, Inc.	3,671	579,357
TotalEnergies SE (France), ADR(a)	24,755	1,793,995
Valero Energy Corp.	8,995	1,438,031
		3,811,383
Pharmaceuticals 7.5%
AstraZeneca PLC (United Kingdom), ADR	32,663	2,478,468
Bristol-Myers Squibb Co.	7,171	315,094
Eli Lilly & Co.	4,065	3,175,172
		5,968,734
Residential REITs 1.0%
AvalonBay Communities, Inc.	4,351	824,819

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 9.1%
ASML Holding NV (Netherlands)	2,569	$2,241,375
Intel Corp.	47,171	1,437,300
Lam Research Corp.	3,363	3,007,901
Universal Display Corp.	3,612	570,624
		7,257,200
Software 3.8%
Intuit, Inc.	2,023	1,265,629
Microsoft Corp.	4,659	1,813,889
		3,079,518
Specialty Retail 2.3%
Ross Stores, Inc.	6,102	790,514
TJX Cos., Inc. (The)	11,528	1,084,670
		1,875,184
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	11,970	2,038,850
Dell Technologies, Inc. (Class C Stock)	3,317	413,431
		2,452,281

Total Long-Term Investments (cost $56,368,704)		77,904,083

Short-Term Investments 4.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	1,957,532	1,957,532

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $1,862,289; includes $1,854,049 of cash collateral for securities on loan)(b)(wb)	1,863,223	$1,862,292

Total Short-Term Investments (cost $3,819,821)		3,819,824

TOTAL INVESTMENTS 102.2% (cost $60,188,525)		81,723,907
Liabilities in excess of other assets (2.2)%		(1,735,887)

Net Assets 100.0%		$79,988,020

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,768,268; cash collateral of $1,854,049 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).